Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subordinated liabilities.
Dated loan capital	£ 5,996	£ 5,573
Undated loan capital	21	22
Preference shares	119	119
Total subordinated liabilities	£ 6,136	£ 5,714